Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2005
Environmental
Commitments and Contingencies
Accruals for environmental matters	$ 1.2	$ 1.2
Charges related to environmental matters	1.9	1.7	1.2
Other
Commitments and Contingencies
Loss Contingency, Number of Defendants	90
Number of pending claims	17,314
Loss Contingency, Claims Dismissed, Number	27,550
Other | Minimum
Commitments and Contingencies
Loss Contingency, Damages Sought, Value	20.0
Other | Maximum
Commitments and Contingencies
Loss Contingency, Damages Sought, Value	25.0
Pending Litigation, Active Or In Extremis Docket [Member] | Other
Commitments and Contingencies
Number of pending claims	163
Sao Paulo State Revenue Authority | Brazilian Tax Disputes - Case 1
Commitments and Contingencies
Loss Contingency, Damages Sought, Principal Amount	2.0
Estimated claims or assessment, additional amount	25.0
Sao Paulo State Revenue Authority | Brazilian Tax Disputes - Case 2
Commitments and Contingencies
Loss Contingency, Damages Sought, Value				9.5
Loss Contingency, Damages Sought, Principal Amount				2.3
Estimated claims or assessment, additional amount				$ 7.2
New York County as managed by the New York Supreme Court | Other
Commitments and Contingencies
Number of pending claims	16,979
New York County as managed by the New York Supreme Court | Pending And Future Litigation, Deferred Or Inactive Docket [Member] | Other
Commitments and Contingencies
Number of pending claims	16,816
New York State Supreme Court, Counties Excluding New York County [Member] | Other
Commitments and Contingencies
Number of pending claims	115
Courts Located In States Other Than New York [Member] | Other
Commitments and Contingencies
Number of pending claims	220